Income Taxes - Roll forward of deferred income tax assets and liabilities (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Roll forward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	$ 19,379,313	$ 17,149,590
Credit (Charge) to Consolidated Statement of Income (Continuing Operations)	(8,348,938)	3,549,896
(Charge) to Consolidated Statement of Income (Discontinued Operations)		5,151
Credit (Charge) to OCI and Retained Earnings	385,147	(473,502)
Deferred income tax account at end of period	11,415,522	19,379,313
Spun-off Businesses
Roll forward of deferred income tax assets and liabilities
(Charge) to Consolidated Statement of Income (Discontinued Operations)		(851,822)
Accrued liabilities
Roll forward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	3,058,391	3,115,699
Credit (Charge) to Consolidated Statement of Income (Continuing Operations)	1,186,714	220,536
Deferred income tax account at end of period	4,245,105	3,058,391
Accrued liabilities | Spun-off Businesses
Roll forward of deferred income tax assets and liabilities
(Charge) to Consolidated Statement of Income (Discontinued Operations)		(277,844)
Allowance for expected credit losses
Roll forward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	458,366	606,257
Credit (Charge) to Consolidated Statement of Income (Continuing Operations)	(24,343)	(104,516)
Deferred income tax account at end of period	434,023	458,366
Allowance for expected credit losses | Spun-off Businesses
Roll forward of deferred income tax assets and liabilities
(Charge) to Consolidated Statement of Income (Discontinued Operations)		(43,375)
Customer advances
Roll forward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	1,820,602	1,583,352
Credit (Charge) to Consolidated Statement of Income (Continuing Operations)	(169,047)	239,752
Deferred income tax account at end of period	1,651,555	1,820,602
Customer advances | Spun-off Businesses
Roll forward of deferred income tax assets and liabilities
(Charge) to Consolidated Statement of Income (Discontinued Operations)		(2,502)
Derivative financial instruments
Roll forward of deferred income tax assets and liabilities
Credit (Charge) to Consolidated Statement of Income (Continuing Operations)	(558,764)
Credit (Charge) to OCI and Retained Earnings	672,688
Deferred income tax account at end of period	113,924
Property, plant and equipment, net
Roll forward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	6,798,230	4,643,270
Credit (Charge) to Consolidated Statement of Income (Continuing Operations)	(3,606,047)	2,247,022
Deferred income tax account at end of period	3,192,183	6,798,230
Property, plant and equipment, net | Spun-off Businesses
Roll forward of deferred income tax assets and liabilities
(Charge) to Consolidated Statement of Income (Discontinued Operations)		(92,062)
Financial expenses pending tax deduction
Roll forward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	4,904,829	1,112,726
Credit (Charge) to Consolidated Statement of Income (Continuing Operations)	(826,137)	3,850,444
Deferred income tax account at end of period	4,078,692	4,904,829
Financial expenses pending tax deduction | Spun-off Businesses
Roll forward of deferred income tax assets and liabilities
(Charge) to Consolidated Statement of Income (Discontinued Operations)		(58,341)
Investments
Roll forward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	398
Credit (Charge) to Consolidated Statement of Income (Continuing Operations)	(398)	398
Deferred income tax account at end of period		398
Tax loss carryforwards
Roll forward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	6,771,667	9,838,300
Credit (Charge) to Consolidated Statement of Income (Continuing Operations)	(3,300,191)	(3,054,606)
Deferred income tax account at end of period	3,471,476	6,771,667
Tax loss carryforwards | Spun-off Businesses
Roll forward of deferred income tax assets and liabilities
(Charge) to Consolidated Statement of Income (Discontinued Operations)		(12,027)
Deferred income tax assets of certain foreign subsidiaries
Roll forward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	433,278	335,651
Credit (Charge) to Consolidated Statement of Income (Continuing Operations)	(77,253)	97,627
Deferred income tax account at end of period	356,025	433,278
Investments
Roll forward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period		(722,530)
Credit (Charge) to Consolidated Statement of Income (Continuing Operations)	(4,087)	657,628
Credit (Charge) to OCI and Retained Earnings	(314,153)	64,902
Deferred income tax account at end of period	(318,240)
Prepaid expenses and other items
Roll forward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	(824,656)	(476,430)
Credit (Charge) to Consolidated Statement of Income (Continuing Operations)	(1,595,847)	(340,671)
(Charge) to Consolidated Statement of Income (Discontinued Operations)		5,151
Credit (Charge) to OCI and Retained Earnings	26,612	18,833
Deferred income tax account at end of period	(2,393,891)	(824,656)
Prepaid expenses and other items | Spun-off Businesses
Roll forward of deferred income tax assets and liabilities
(Charge) to Consolidated Statement of Income (Discontinued Operations)		(31,539)
Derivative financial instruments
Roll forward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	(550,399)	(44,618)
Credit (Charge) to Consolidated Statement of Income (Continuing Operations)	550,399	51,456
Credit (Charge) to OCI and Retained Earnings		(557,237)
Deferred income tax account at end of period		(550,399)
Intangible assets and transmission rights
Roll forward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	(3,491,393)	(2,842,087)
Credit (Charge) to Consolidated Statement of Income (Continuing Operations)	76,063	(315,174)
Deferred income tax account at end of period	$ (3,415,330)	(3,491,393)
Intangible assets and transmission rights | Spun-off Businesses
Roll forward of deferred income tax assets and liabilities
(Charge) to Consolidated Statement of Income (Discontinued Operations)		$ (334,132)